Fair value of financial instruments - Disclosure of detailed information about changes in fair value of level 3 investments (Details) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 26,903	$ 34,934
Acquisitions	0	7,968
Warrants exercised	0	(80)
Acquisition of Tintic by Osisko Development	0	(10,827)
Transfer of common shares from level 3 to level 1	(3,000)	0
Disposal	(5,000)	0
Foreign exchange revaluation impact	0	49
Deconsolidation of Osisko Development	0	(110)
Balance - December 31	9,105	26,903
Warrants exercised [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	0	322
Warrants expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(552)	(405)
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ (9,246)	$ (4,304)